Property, plant and equipment - Summary of Movements in Leased Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	€ 1,354
Leased assets at end of period	1,330	€ 1,354
Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,354
Leased assets at end of period	1,330	1,354
Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,075
Leased assets at end of period	1,047	1,075
Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	279
Leased assets at end of period	283	279
Cost | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	3,305	3,328
Additions through business combinations	2	0
Additions	540	392
Disposals and other movements	(523)	(411)
Hyperinflationary adjustment	(1)	3
Reclassification as held for sale	15	(1)
Currency retranslation	(100)	(8)
Leased assets at end of period	3,208	3,305
Cost | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	2,655	2,667
Additions through business combinations	2	0
Additions	365	281
Disposals and other movements	(307)	(303)
Hyperinflationary adjustment	(1)	3
Reclassification as held for sale	12	(1)
Currency retranslation	(77)	6
Leased assets at end of period	2,625	2,655
Cost | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	650	661
Additions through business combinations	0	0
Additions	175	111
Disposals and other movements	(216)	(108)
Hyperinflationary adjustment	0	0
Reclassification as held for sale	3	0
Currency retranslation	(23)	(14)
Leased assets at end of period	583	650
Accumulated depreciation | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,951)	(1,814)
Depreciation charge for the year	(401)	(440)
Disposals and other movements	411	296
Reclassification as held for sale	(12)	(2)
Currency retranslation	51	5
Leased assets at end of period	(1,878)	(1,951)
Accumulated depreciation | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,580)	(1,461)
Depreciation charge for the year	(292)	(322)
Disposals and other movements	245	205
Reclassification as held for sale	(9)	(2)
Currency retranslation	40	(4)
Leased assets at end of period	(1,578)	(1,580)
Accumulated depreciation | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(371)	(353)
Depreciation charge for the year	(109)	(118)
Disposals and other movements	166	91
Reclassification as held for sale	(3)	0
Currency retranslation	11	9
Leased assets at end of period	€ (300)	€ (371)